Summary of Significant Accounting Policies - Summary of Financial Assets at Fair Value (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Assets measured at fair value on a recurring basis:
Derivative financial instruments	$ 1,400,000	$ 0
Fair Value, Measurements, Recurring
Assets measured at fair value on a recurring basis:
Cash and cash equivalents	134,006,000
Derivative financial instruments	1,446,000
Total assets	135,452,000
Fair Value, Measurements, Recurring | Level 1
Assets measured at fair value on a recurring basis:
Cash and cash equivalents	134,006,000
Total assets	134,006,000
Fair Value, Measurements, Recurring | Level 2
Assets measured at fair value on a recurring basis:
Derivative financial instruments	1,446,000
Total assets	$ 1,446,000